Loss per Share (Tables)	6 Months Ended
Dec. 31, 2019
Loss Per Share [Abstract]
Schedule of basic and diluted loss per share

	Consolidated entity
	31 December	31 December
	2019	2018
	Cents	Cents
From continuing operations	(0.8)	(1.2)

	Consolidated entity
	31 December	31 December
	2019	2018
	$	$
Basic/diluted loss per share
Loss attributable to the ordinary equity holders of the company used in calculating basic/diluted earnings per share:
From continuing operations	(1,490,249)	(1,581,899)

	Consolidated entity
	2019	2018
	Number	Number
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	175,496,660	136,365,586